Financial Risk Management - Summary of Net Debt Movements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ (1,019,569)
Ending balance	(938,450)	R$ (1,019,569)
Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(99,275)	(117,807)
Cash flow and dividends provision	(15,477)	18,532
Ending balance	(114,752)	(99,275)
Loans and obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(175,290)
Cash flow and dividends provision	20,864
Fair value adjustment	(28,686)
Addition and finance expenses accrual	(450,493)	(175,290)
Foreign exchange adjustments	16,513
Ending balance	(617,092)	(175,290)
Retirement Plans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow and dividends provision	(82,734)
Fair value adjustment	(2,820)
Ending balance	(85,554)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(86,211)	(85,544)
Cash flow and dividends provision	25,830	24,440
Fair value adjustment	(2,737)
Addition and finance expenses accrual		(25,197)
Foreign exchange adjustments		0
Other changes	(9,694)	90
Ending balance	(72,812)	(86,211)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	136,581	102,569
Cash flow and dividends provision	522,328	26,599
Fair value adjustment	1,396	7,413
Ending balance	660,305	136,581
Financial instruments at fair value through profit or loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,243,764	1,372,926
Cash flow and dividends provision	(172,629)	(215,046)
Fair value adjustment	97,220	85,884
Ending balance	R$ 1,168,355	R$ 1,243,764